Share capital and reserves - Share capital (Details) - Ordinary shares		12 Months Ended
	Aug. 21, 2024 $ / shares	Dec. 31, 2025 $ / shares shares	Dec. 31, 2024 $ / shares shares	Dec. 19, 2023 shares
Share capital and reserves
Beginning Balance (in Shares)		18,111,016	19,764,141
Issue of ordinary shares related to business combination (shares)			84,298
Issue of shares resulting from options exercise		39,473	19,487
Repurchase of shares under the put options and expiration of the put options (in shares)			(101,601)
Repaid fractional shares due to reverse stock split (in shares)			(97)
Shares issued in the ATM			214
Repurchase of the shares resulted from tender offer			(1,655,426)	(1,655,426)
Ending Balance (in Shares)		18,150,489	18,111,016
Par value per share | $ / shares	$ 0	$ 0	$ 0
Reverse share split	10